Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands and BVI withholding tax will be imposed.

Singapore

In accordance with the relevant tax laws and regulations of Singapore, a company registered in Singapore is subject to income taxes at a flat rate of 17%.

	For the six months ended June 30,
	2023 SGD	2024 SGD	2024 USD
(Loss) income before provision for income taxes is attributable to the following geographic locations:
Singapore	(499,557)	103,697	76,736
Foreign	-	-	-
Total (loss) income before income taxes	(499,557)	103,697	76,736

The following table reconciles Singapore statutory rates to the Company’s effective tax:

	For the six months ended
	June 30, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
(Loss) income before income taxes	(499,557)	103,697	76,736
Singapore statutory income tax rate	17%	17%	17%
Non-deductible depreciation	0%	13%	13%
Non-deductible professional fees	-0%	59%	59%
Other non-deductible expenses	-24%	2%	2%
Tax rebate and exemption	0%	-9%	-9%
Effective tax rate	-7%	82%	82%

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

Deferred tax assets as below,

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Deferred tax assets:
Bad debt provision	270,556	278,514	206,100
Lease liabilities	4,726	183,711	135,946
Total deferred tax assets	275,282	462,225	342,046

Deferred tax liabilities:
Right-of-use assets	(7,069)	(177,838)	(131,600)
Total deferred tax liabilities	(7,069)	(177,838)	(131,600)
Net deferred tax assets	268,213	284,387	210,446

FBS GLOBAL LIMITED

Notes to Condensed Consolidated Financial Statements (Unaudited)

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2023 and June 30, 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income taxes for the six months ended June 30, 2023 and 2024. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2024.

11. Income Taxes

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands and BVI withholding tax will be imposed.

Singapore

In accordance with the relevant tax laws and regulations of Singapore, a company registered in Singapore is subject to income taxes at a flat rate of 17%.

	For the years ended December 31,
	2022 SGD	2023 SGD	2023 USD
Income before provision for income taxes is attributable to the following geographic locations:
Singapore	210,917	(33,313)	(24,651)
Foreign	-	-	-
Total income before income taxes	210,917	(33,313)	(24,651)

The following table reconciles Singapore statutory rates to the Company’s effective tax:

	For the years ended December 31,
	2022 SGD	2023 SGD	2023 USD
Profit before income taxes	210,917	(33,313)	(24,651)
Singapore statutory income tax rate	17%	17%	17%

Non-deductible depreciation	9%	-70%	-70%
Non-deductible professional fees	62%	-467%	-467%
Other non-deductible expenses	5%	-39%	-39%
Tax rebate and exemption	-26%	673%	673%
Effective tax rate	67%	114%	114%

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

Deferred tax assets as of December 31,

	2022 SGD	2023 SGD	2023 USD
Bad debt provision	276,791	270,556	200,212
Lease liabilities	7,562	4,726	3,497
Total deferred tax assets	284,353	275,282	203,709
Deferred tax liabilities:
Right-of-use assets	(11,575)	(7,069)	(5,231)
Total deferred tax liabilities	(11,575)	(7,069)	(5,231)
Net deferred tax asset:	272,778	268,213	198,478

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2022 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income taxes for the years ended December 31, 2022 and 2023. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2023.

The tax years ended December 31, 2019 through 2022 for the Group’s subsidiary in the Singapore is generally subject to examination by the Singapore tax authorities.